Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 615,959
Ending balance	623,103	$ 615,959
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,387,420	2,203,586
Additions	174,798	137,980
Measurement period adjustment	(8,951)
Additions - business acquisitions		110,647
Disposals/retirements	(62,005)	(63,005)
Foreign currency translation adjustment	27,584	(1,788)
Ending balance	2,518,846	2,387,420
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,771,461)	(1,696,793)
Disposals/retirements	62,005	63,005
Foreign currency translation adjustment	(22,240)	5,626
Amortization expense	164,047	139,940
Impairment		3,359
Ending balance	(1,895,743)	(1,771,461)
Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	49,301
Ending balance	53,435	49,301
Software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	238,940	246,584
Additions	33,963	23,400
Measurement period adjustment	0
Additions - business acquisitions		3,479
Disposals/retirements	(49,103)	(29,419)
Foreign currency translation adjustment	4,873	(5,104)
Ending balance	228,673	238,940
Software | Acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(189,639)	(196,504)
Disposals/retirements	49,103	29,419
Foreign currency translation adjustment	(4,227)	4,049
Amortization expense	30,475	26,603
Impairment		0
Ending balance	(175,238)	(189,639)
Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39,163
Ending balance	35,038	39,163
Software internally developed | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	104,486	98,891
Additions	9,130	10,111
Measurement period adjustment	0
Additions - business acquisitions		0
Disposals/retirements	(3,900)	(2,647)
Foreign currency translation adjustment	509	(1,869)
Ending balance	110,225	104,486
Software internally developed | Internally developed | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(65,323)	(53,834)
Disposals/retirements	3,900	2,647
Foreign currency translation adjustment	(343)	1,094
Amortization expense	13,421	14,711
Impairment		519
Ending balance	(75,187)	(65,323)
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,486
Ending balance	22,185	5,486
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	78,580	78,641
Additions	19,811	1,160
Measurement period adjustment	0
Additions - business acquisitions		1,630
Disposals/retirements	(9,002)	(2,007)
Foreign currency translation adjustment	750	(844)
Ending balance	90,139	78,580
Business solutions | Acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(73,094)	(72,731)
Disposals/retirements	9,002	2,007
Foreign currency translation adjustment	(588)	831
Amortization expense	3,274	3,201
Impairment		0
Ending balance	(67,954)	(73,094)
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	325,723
Ending balance	367,278	325,723
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	734,021	624,850
Additions	111,894	103,309
Measurement period adjustment	0
Additions - business acquisitions		0
Disposals/retirements	0	(28,932)
Foreign currency translation adjustment	(4,175)	34,794
Ending balance	841,740	734,021
Business solutions | Internally developed | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(408,298)	(365,597)
Disposals/retirements	0	28,932
Foreign currency translation adjustment	2,889	(20,582)
Amortization expense	69,053	48,211
Impairment		2,840
Ending balance	(474,462)	(408,298)
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	196,286
Ending balance	145,167	196,286
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,231,393	1,154,620
Additions	0	0
Measurement period adjustment	(8,951)
Additions - business acquisitions		105,538
Disposals/retirements	0	0
Foreign currency translation adjustment	25,627	(28,765)
Ending balance	1,248,069	1,231,393
Client relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,035,107)	(1,008,127)
Disposals/retirements	0	0
Foreign currency translation adjustment	(19,971)	20,234
Amortization expense	47,824	47,214
Impairment		0
Ending balance	$ (1,102,902)	$ (1,035,107)